UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

FORM N-Q

JULY 31, 2011

LEGG MASON WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited)	July 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 91.4%
Alabama - 0.6%
Alabama State Public School & College Authority	5.000%	5/1/14	$7,500,000	$8,351,100
East Alabama Health Care Authority, Health Care Facilities Revenue	5.000%	9/1/13	500,000	525,040	(a)

Total Alabama				8,876,140

Alaska - 0.2%
North Slope Boro, AK, GO	5.000%	6/30/12	1,500,000	1,563,195
North Slope Boro, AK, GO	5.000%	6/30/13	1,500,000	1,625,340

Total Alaska				3,188,535

Arizona - 1.5%
Arizona State, COP:
Department of Administration, AGM	5.000%	10/1/13	6,000,000	6,424,860
Department of Administration, AGM	5.000%	10/1/14	12,405,000	13,587,073
Phoenix, AZ, Civic Improvement Corp., Water System Revenue	5.000%	7/1/13	2,255,000	2,445,051

Total Arizona				22,456,984

California - 13.0%
California Health Facilities Financing Authority Revenue:
Adventist Health System	5.000%	3/1/12	1,720,000	1,757,599
Adventist Health System	5.000%	3/1/13	2,000,000	2,104,860
Providence Health & Services System	5.000%	10/1/12	1,000,000	1,050,710
Providence Health & Services System	5.250%	10/1/13	500,000	546,665
California Infrastructure & Economic Development Bank Revenue:
J. Paul Getty Trust	2.500%	4/1/13	5,000,000	5,169,400	(a)
Pacific Gas & Electric Co.	2.250%	4/2/12	3,500,000	3,539,830	(a)
California State:
Department of Water Resources, Power Supply Revenue	5.000%	5/1/15	7,000,000	7,998,690
Economic Recovery, GO	5.000%	7/1/14	10,000,000	11,206,100	(a)
California State Department of Water Resources, Power Supply Revenue	5.000%	5/1/15	9,250,000	10,291,735
California Statewide CDA Revenue:
FHA, Methodist Hospital Project	5.500%	8/1/13	2,450,000	2,639,826
FHA, Methodist Hospital Project	5.500%	2/1/14	2,000,000	2,173,580
Proposition 1A Receivables Program	5.000%	6/15/13	20,000,000	21,541,400
Central Valley Financing Authority, CA, Cogeneration Project Revenue:
Carson Ice Generation Project	5.000%	7/1/15	750,000	831,840
Carson Ice Generation Project	5.000%	7/1/16	1,000,000	1,118,770
Compton, CA, Community RDA, Refunding, Tax Allocation Redevelopment Project, AMBAC	5.000%	8/1/11	2,500,000	2,500,000
Contra Costa, CA, Water District Revenue	5.000%	10/1/15	14,115,000	16,404,029
Contra Costa, CA, Water District Revenue	4.000%	10/1/16	4,750,000	5,367,832
Contra Costa, CA, Water District Revenue	5.000%	10/1/16	9,000,000	10,617,480
El Dorado, CA, Irrigation District, COP	3.500%	8/1/15	1,085,000	1,159,247
Newport Beach, CA, Revenue, Hoag Memorial Hospital Presbyterian	5.000%	2/7/13	4,000,000	4,245,600	(a)
Sacramento, CA, Cogeneration Authority Project Revenue:
Procter & Gamble Project	5.000%	7/1/12	600,000	622,992
Procter & Gamble Project	5.000%	7/1/13	800,000	857,416
Procter & Gamble Project	5.000%	7/1/14	650,000	712,803
Procter & Gamble Project	5.000%	7/1/15	875,000	982,739
Procter & Gamble Project	5.000%	7/1/16	1,000,000	1,133,640
Sacramento, CA, USD, COP, AGM	3.080%	3/1/14	8,500,000	8,500,000	(a)
San Bernardino County, CA, COP, Arrowhead Project	5.000%	8/1/14	5,000,000	5,337,600

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - Continued
San Bernardino County, CA, Transportation Authority, Sales Tax Revenue	4.000%	5/1/12	$7,000,000	$7,191,380
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.000%	5/15/13	4,220,000	4,552,747
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.000%	5/15/14	2,000,000	2,219,020
San Francisco, CA, City & County Airports Commission, International Airport Revenue	2.250%	12/4/12	16,500,000	16,769,445	(a)
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.000%	5/1/15	4,300,000	4,835,866
San Francisco, CA, City & County Public Utilities Commission, Water Revenue	4.000%	11/1/12	6,285,000	6,569,585
San Francisco, CA, City & County Public Utilities Commission, Water Revenue	4.000%	11/1/13	6,005,000	6,463,662
San Francisco, CA, City & County Public Utilities Commission, Water Revenue	4.000%	11/1/14	5,000,000	5,509,700
San Francisco, CA, City & County Public Utilities Commission, Water Revenue	5.000%	11/1/15	4,890,000	5,689,711
William S. Hart, CA, Union High School District, GO:
BAN	4.000%	12/1/11	3,000,000	3,033,420
BAN	5.000%	12/1/11	7,000,000	7,100,870

Total California				200,347,789

Colorado - 2.2%
Colorado Health Facilities Authority Revenue:
Catholic Health Initiatives	5.000%	11/8/12	3,250,000	3,428,490	(a)
Catholic Health Initiatives	5.000%	11/12/13	7,000,000	7,606,620	(a)
Catholic Health Initiatives	5.250%	11/12/13	1,750,000	1,915,602	(a)
Catholic Health Initiatives	5.250%	11/12/13	250,000	277,733	(a)(b)
Catholic Health Initiatives	5.000%	11/11/14	5,000,000	5,565,150	(a)
Evangelical Lutheran Good Samaritan Society	5.000%	12/1/14	10,000,000	10,856,600	(a)
Denver, CO, City & County, Excise Tax Revenue, AGM	5.000%	9/1/12	2,500,000	2,614,650
E-470 Public Highway Authority Revenue, CO, NATL	5.000%	9/1/11	1,000,000	1,002,270	(a)

Total Colorado				33,267,115

Connecticut - 1.1%
Connecticut State, HEFA Revenue:
Ascension Health Credit	3.500%	2/1/12	2,800,000	2,839,620	(a)
Yale University	4.000%	2/7/13	8,400,000	8,847,804	(a)
Connecticut State, Resources Recovery Authority Revenue:
Covanta Southeastern Connecticut Co.	4.000%	11/15/13	1,235,000	1,307,173	(c)
Covanta Southeastern Connecticut Co.	4.000%	11/15/14	1,755,000	1,886,257	(c)
Covanta Southeastern Connecticut Co.	4.000%	11/15/15	2,635,000	2,892,308	(c)

Total Connecticut				17,773,162

District of Columbia - 1.5%
District of Columbia Income Tax Secured Revenue	5.000%	12/1/12	21,295,000	22,637,863

Florida - 8.5%
Citizens Property Insurance Corp., FL:
Coastal	5.000%	6/1/15	10,000,000	10,777,800
Senior Secured High Risk Notes	5.000%	6/1/12	10,000,000	10,363,500
Senior Secured High Risk Notes	5.000%	6/1/13	25,000,000	26,506,000
Florida State Board of Education, Lottery Revenue	5.000%	7/1/15	20,380,000	23,212,820
Florida State Municipal Power Agency Revenue, All Requirements Power	5.000%	10/1/13	3,850,000	4,128,586
Florida Water Pollution Control Financing Corp. Revenue	3.000%	1/15/12	2,630,000	2,662,612
JEA, FL, Electric System Revenue	5.000%	10/1/14	5,000,000	5,526,650

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - Continued
Miami-Dade County, FL, Expressway Authority Toll System Revenue:
Assured Guaranty	2.000%	7/1/12	$2,345,000	$2,367,489
Assured Guaranty	2.000%	7/1/13	4,135,000	4,186,315
Assured Guaranty	3.000%	7/1/14	5,315,000	5,511,920
Assured Guaranty	3.000%	7/1/15	2,120,000	2,210,736
Miami-Dade County, FL, IDA, Solid Waste Disposal Revenue, Waste Management Inc. of Florida Project	5.400%	8/1/14	1,000,000	1,000,000	(a)(c)
Miami-Dade County, FL, Special Obligation:
Capital Asset Acquisition	4.000%	4/1/13	1,190,000	1,248,857
Capital Asset Acquisition, AGM	4.000%	4/1/14	1,205,000	1,283,928
Capital Asset Acquisition, AGM	4.000%	4/1/15	1,225,000	1,315,993
Orange County, FL, Tourist Development Tax Revenue	5.000%	10/1/15	15,235,000	17,148,059
Osceola County, FL, Capital Improvements Revenue	5.000%	10/1/12	1,465,000	1,530,544
Osceola County, FL, Capital Improvements Revenue	5.000%	10/1/13	1,370,000	1,463,996
Osceola County, FL, Capital Improvements Revenue	5.000%	10/1/14	1,990,000	2,156,026
Volusia County, FL, School Board, Sales Tax Revenue, AGM	5.500%	10/1/12	5,465,000	5,698,082

Total Florida				130,299,913

Georgia - 0.6%
Atlanta, GA, Water & Wastewater Revenue	4.000%	11/1/11	2,500,000	2,522,075
Atlanta, GA, Water & Wastewater Revenue	4.000%	11/1/12	3,365,000	3,506,599
Public Gas Partners Inc., GA, Project Revenue	5.000%	10/1/12	2,300,000	2,406,996
Public Gas Partners Inc., GA, Project Revenue	5.000%	10/1/13	1,400,000	1,481,634

Total Georgia				9,917,304

Illinois - 5.4%
Chicago, IL, Transit Authority Sales Tax Receipts Revenue	5.000%	12/1/15	2,155,000	2,419,785
Illinois EFA Revenues, University of Chicago	3.375%	2/3/14	8,000,000	8,432,400	(a)
Illinois Finance Authority Revenue, Northwestern Memorial Hospital	5.000%	8/15/13	3,250,000	3,502,102
Illinois Finance Authority, Gas Supply Revenue, Peoples Gas Light & Coke Co.	2.625%	8/1/15	6,000,000	6,145,620	(a)
Illinois Finance Authority, National Rural Utilities Cooperative Finance Corp., Gtd. Solid Waste Disposal Revenue, Prairie Power Inc.	3.000%	5/6/14	12,000,000	12,369,240	(a)
Illinois State, GO	5.000%	1/1/15	45,000,000	49,617,000

Total Illinois				82,486,147

Indiana - 2.0%
Indiana Health Facility Financing Authority Revenue	5.000%	8/1/13	5,330,000	5,757,679	(a)
Indiana Health Facility Financing Authority Revenue, Ascencion Health	5.000%	7/28/16	4,000,000	4,550,480	(a)
Jasper County, IN, PCR, Northern Indiana Public Service, NATL	5.200%	6/1/13	1,000,000	1,056,570
Richmond, IN, Hospital Authority Revenue:
Reid Hospital & Health Care Services Inc. Project	3.250%	1/1/12	1,000,000	1,007,050
Reid Hospital & Health Care Services Inc. Project	4.000%	1/1/13	1,000,000	1,027,110
Reid Hospital & Health Care Services Inc. Project	4.250%	1/1/14	1,255,000	1,306,656

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indiana - Continued
Whiting, IN, Environmental Facilities Revenue, BP Products North America Inc.	2.800%	6/2/14	$15,260,000	$15,704,676	(a)

Total Indiana				30,410,221

Iowa - 0.4%
Iowa Finance Authority Health Facilities Revenue, Central Iowa Health System	5.000%	8/15/12	5,500,000	5,715,105	(a)

Kansas - 0.3%
Burlington, KS, Environmental Improvement Revenue, Kansas City Power & Light	5.250%	4/1/13	4,000,000	4,208,560	(a)

Kentucky - 0.4%
Kentucky State Property & Building Commission, EDR	5.000%	5/1/14	2,035,000	2,246,030
Kentucky State Property & Building Commission Revenue, AGM	5.250%	10/1/15	3,800,000	4,382,654

Total Kentucky				6,628,684

Louisiana - 0.4%
Louisiana Local Government Environmental Facilities & CDA:
Louisiana Community & Technical College System Facilities Corp. Project	4.000%	10/1/13	1,750,000	1,832,740
Louisiana Community & Technical College System Facilities Corp. Project	4.000%	10/1/14	1,500,000	1,587,165
Louisiana State Citizens Property Insurance Corp., Assessment Revenue	3.500%	6/1/13	730,000	758,638
Rapides, LA, Finance Authority Revenue, Cleco Power LLC Project	6.000%	10/1/11	2,500,000	2,515,525	(a)(c)

Total Louisiana				6,694,068

Massachusetts - 1.0%
Massachusetts State HEFA Revenue, Northeastern University	4.000%	10/1/12	1,000,000	1,038,800
Massachusetts State Port Authority Revenue	5.000%	7/1/12	2,250,000	2,333,497	(c)
Massachusetts State Port Authority Revenue	5.000%	7/1/13	2,500,000	2,643,275	(c)
Massachusetts State Port Authority Revenue	5.000%	7/1/14	5,000,000	5,388,200	(c)
Massachusetts State Port Authority Revenue	5.000%	7/1/15	4,010,000	4,396,925	(c)

Total Massachusetts				15,800,697

Michigan - 6.5%
Michigan Finance Authority	2.000%	8/19/11	13,500,000	13,511,745
Michigan Finance Authority	4.750%	8/22/11	14,000,000	14,021,700
Michigan State Building Authority Revenue:
Facilities Program	3.000%	10/15/12	2,225,000	2,291,728
Facilities Program	3.000%	10/15/13	2,430,000	2,518,209
Facilities Program	4.000%	10/15/14	2,915,000	3,122,898
Facilities Program	4.000%	10/15/15	2,030,000	2,189,314
Michigan State Housing Development Authority	3.200%	12/1/11	4,500,000	4,514,310
Michigan State Housing Development Authority	3.500%	6/1/12	8,225,000	8,297,133
Michigan State Strategic Fund Ltd. Obligation Revenue, Detroit Edison Co.	5.250%	8/1/14	11,000,000	12,050,830	(a)
Michigan State Trunk Line, FGIC	5.000%	11/1/11	2,260,000	2,286,487
Wayne County, MI, Airport Authority Revenue:
Detroit Metropolitan Airport	5.000%	12/1/14	2,810,000	3,006,869	(c)
Detroit Metropolitan Airport	5.000%	12/1/15	27,680,000	29,689,014	(c)
Western Townships, MI, Utilities Authority Sewer Disposal Systems, GO	4.000%	1/1/13	1,000,000	1,035,910
Western Townships, MI, Utilities Authority Sewer Disposal Systems, GO	4.000%	1/1/14	2,100,000	2,231,040

Total Michigan				100,767,187

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Minnesota - 0.7%
Minnesota Agricultural & Economic Development Board Revenue:
Essentia Health Care	4.000%	2/15/14	$3,460,000	$3,671,544
Essentia Health Care	5.000%	2/15/15	1,340,000	1,483,715
Northern Municipal Power Agency, MN, Electric System Revenue	5.000%	1/1/13	6,000,000	6,312,840

Total Minnesota				11,468,099

Missouri - 0.1%
Boone County, MO, Hospital Revenue, Boone Hospital Center	5.000%	8/1/13	500,000	529,890
Missouri State Environmental Improvement & Energy Resources Authority, KC Power & Light Co. Project	4.900%	7/1/13	700,000	726,887	(a)(c)

Total Missouri				1,256,777

Nevada - 0.4%
Clark County, NV, Refunding Bond Bank, GO, AMBAC	5.000%	11/1/13	1,400,000	1,519,714
Clark County, NV, Airport Revenue	5.000%	7/1/12	4,500,000	4,683,420

Total Nevada				6,203,134

New Jersey - 4.3%
Gloucester County, NJ, Improvement Authority, Solid Waste Resource Recovery Revenue, Waste Management Inc. Project	2.625%	12/3/12	5,250,000	5,352,847	(a)
Hudson County, NJ, Improvement Authority Revenue, County-GTD Pooled Notes	2.000%	8/17/12	4,500,000	4,560,750	(d)
New Jersey EDA Revenue:
School Facilities	4.000%	9/1/14	4,000,000	4,292,160
School Facilities	5.000%	9/1/15	3,000,000	3,377,040
School Facilities	5.000%	9/1/16	4,605,000	5,242,562
School Facilities Construction	5.000%	12/15/13	2,000,000	2,185,140
School Facilities Construction	5.000%	12/15/14	2,000,000	2,221,280
New Jersey EDA, Exempt Facilities Revenue, Public Service Electric & Gas Project	1.200%	12/1/11	10,000,000	10,014,300	(a)(c)
New Jersey Health Care Facilities Financing Authority Revenue:
Catholic Health East	5.000%	11/15/13	2,325,000	2,505,839
Catholic Health East	5.000%	11/15/14	4,710,000	5,163,008
New Jersey State EFA Revenue, University of Medicine & Dentistry of New Jersey	6.000%	12/1/14	5,000,000	5,621,700
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.000%	12/1/13	4,725,000	5,044,599
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.000%	12/1/15	4,500,000	4,964,445
New Jersey State Transportation Trust Fund Authority, Transportation Systems, FGIC	5.250%	12/15/13	5,000,000	5,492,000

Total New Jersey				66,037,670

New Mexico - 0.5%
Albuquerque, NM, Airport Revenue	5.000%	7/1/12	1,665,000	1,728,969
Farmington, NM, PCR, Arizona Public Service Co.	2.875%	10/10/13	4,000,000	4,080,480	(a)(c)
New Mexico State Hospital Equipment Loan Council Hospital Revenue, Presbyterian Healthcare Services	5.000%	8/1/12	2,000,000	2,082,420

Total New Mexico				7,891,869

New York - 11.5%
Babylon, NY, Industrial Development Agency Resource Recovery Revenue:
Covanta Babylon Inc.	5.000%	1/1/14	2,500,000	2,661,025

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - continued
Covanta Babylon Inc.	5.000%	1/1/15	$4,295,000	$4,636,581
MTA, NY, Revenue	5.000%	11/15/13	5,000,000	5,426,600	(a)
New York City, NY, HDC, MFH Revenue	3.000%	11/1/12	6,000,000	6,043,800
New York City, NY, Health & Hospital Corp. Revenue, Health System	5.000%	2/15/15	4,000,000	4,471,240
New York City, NY, TFA Revenue:
Future Tax Secured	5.000%	11/1/13	4,000,000	4,391,760
Future Tax Secured	5.000%	11/1/14	20,935,000	23,759,760
New York City, NY, TFA, Building Aid Revenue	5.000%	1/15/13	2,470,000	2,637,836	(e)
New York City, NY, TFA, Building Aid Revenue	5.000%	1/15/14	3,000,000	3,267,540
New York City, NY, Trust for Cultural Resources Revenue:
Juilliard School	2.750%	7/1/12	3,550,000	3,628,739	(a)
Juilliard School	2.100%	7/1/15	4,000,000	4,098,480	(a)
New York State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co. of New York Inc. Project	1.450%	11/1/12	18,000,000	18,057,600	(a)(c)
New York State Environmental Facilities Corp., Solid Waste Disposal Revenue, Waste Management Inc. Project of New Jersey	2.500%	1/2/13	4,000,000	4,061,920	(a)
New York State Thruway Authority Service Contract Revenue, Local Highway & Bridge	5.000%	4/1/15	33,000,000	37,048,770
New York, NY, GO	5.000%	9/1/12	2,500,000	2,627,175
Triborough Bridge & Tunnel Authority, NY, Revenue	4.000%	11/15/12	27,500,000	28,714,950	(a)
Triborough Bridge & Tunnel Authority, NY, Revenue	5.000%	11/15/14	20,000,000	22,179,600	(a)

Total New York				177,713,376

North Dakota - 0.2%
McLean County, ND, Solid Waste Facilities Revenue, Great River Energy	3.500%	7/1/15	3,000,000	3,072,750	(a)(c)

Ohio - 2.7%
Montgomery County, OH, Revenue, Miami Valley Hospital	5.250%	11/15/14	2,650,000	2,939,248	(a)
Ohio State Air Quality Development Authority Revenue:
Columbus Southern Power Co.	3.875%	6/1/14	5,000,000	5,201,750	(a)
Pollution Control, FirstEnergy Nuclear Generation Corp.	3.750%	12/1/14	20,995,000	22,005,699	(a)
Ohio State Higher Educational Facility Commission Revenue, Oberlin College	5.000%	10/1/14	3,000,000	3,363,480
Ohio State University, General Receipts	5.000%	12/1/14	7,000,000	7,904,260

Total Ohio				41,414,437

Oregon - 1.1%
Clackamas County, OR, Hospital Facility Authority Revenue:
Legacy Health System	5.000%	7/15/12	7,000,000	7,201,250	(a)
Legacy Health System	5.000%	7/15/14	5,000,000	5,417,100	(a)
Oregon State Department of Administrative Services, Lottery Revenue	5.000%	4/1/14	2,000,000	2,224,640
Oregon State Facilities Authority Revenue:
Legacy Health System	5.000%	3/15/13	1,000,000	1,053,540
Legacy Health System	5.000%	3/15/14	750,000	807,863

Total Oregon				16,704,393

Pennsylvania - 6.1%
Allegheny County, PA, Hospital Development Authority Revenue, University Pittsburgh Medical Center	5.000%	5/15/15	8,250,000	9,275,558
Beaver County, PA, IDA, PCR:

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - Continued
FirstEnergy Nuclear Generation Corp.	3.000%	4/2/12	$5,000,000	$5,034,050	(a)
FirstEnergy Nuclear Generation Corp.	3.375%	7/1/15	10,000,000	10,030,800	(a)
Montgomery County, PA, Higher Education & Health Authority Hospital Revenue:
Abington Memorial Hospital	5.000%	6/1/13	2,000,000	2,129,060
Abington Memorial Hospital	5.000%	6/1/14	2,670,000	2,902,931
Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue:
Exelon Generation Co. LLC	5.000%	6/1/12	2,000,000	2,050,580	(a)
PPL Energy Supply LLC	3.000%	9/1/15	25,250,000	25,010,377	(a)
Pennsylvania Intergovernmental Cooperative Authority Special Tax Revenue, Philadelphia Funding Program	5.000%	6/15/13	10,000,000	10,821,300
Philadelphia, PA, School District, GO	5.000%	9/1/14	10,000,000	10,938,100
Pittsburgh, PA, Water & Sewer Authority System Revenue, Assured Guaranty	2.625%	9/1/12	4,750,000	4,793,130	(a)
St. Mary Hospital Authority, PA, Health System Revenue:
Catholic Health East	5.000%	11/15/13	3,100,000	3,333,151
Catholic Health East	4.000%	11/15/14	4,330,000	4,609,458
University of Pittsburgh, PA, Commonwealth System of Higher Education, University Capital Project	5.500%	9/15/13	2,800,000	3,044,692	(a)

Total Pennsylvania				93,973,187

South Carolina - 0.1%
Piedmont Municipal Power Agency, SC, Electric Revenue	5.000%	1/1/15	2,000,000	2,220,620

Tennessee - 2.9%
Lewisburg, TN, IDB, Solid Waste Disposal Revenue, Waste Management Inc. Project	2.500%	7/1/12	4,250,000	4,311,540
Memphis, TN, Electric Systems Revenue	5.000%	12/1/15	25,000,000	29,097,750
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	9/1/15	6,000,000	6,371,880
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	9/1/16	5,000,000	5,148,750

Total Tennessee				44,929,920

Texas - 8.0%
Brazos River, TX, Harbor Navigation District Brazoria County Revenue, Dow Chemical Co.	5.250%	10/1/11	5,000,000	5,016,200
Dallas-Fort Worth, TX, International Airport Revenue	4.000%	11/1/12	2,000,000	2,080,340
Dallas-Fort Worth, TX, International Airport Revenue	5.000%	11/1/13	4,000,000	4,354,160
Dallas-Fort Worth, TX, International Airport Revenue	4.000%	11/1/14	3,500,000	3,784,130
Dallas-Fort Worth, TX, International Airport Revenue	5.000%	11/1/14	2,500,000	2,781,925
Dallas-Fort Worth, TX, International Airport Revenue, NATL	4.750%	11/1/13	1,250,000	1,253,138	(c)
Gulf Coast Waste Disposal Authority, TX, Environmental Facilities Revenue, BP Products North America Project	2.300%	9/3/13	25,000,000	25,461,750	(a)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Methodist Hospital System	5.000%	6/1/12	5,000,000	5,175,850	(a)
Methodist Hospital System	5.000%	6/1/13	5,000,000	5,335,800	(a)
Methodist Hospital System	5.250%	12/1/13	500,000	545,130
Houston, TX, Airport System Revenue	5.000%	7/1/16	8,715,000	9,605,673	(c)
Houston, TX, Airport System Revenue	5.000%	7/1/17	10,000,000	10,979,100	(c)
Lower Colorado, TX, River Authority Revenue	5.000%	5/15/14	10,000,000	11,118,500
North Texas Tollway Authority Revenue	5.000%	1/1/13	1,000,000	1,056,340	(a)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - continued
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.625%	12/15/17	$10,000,000	$10,794,100
Texas State Public Finance Authority Revenue, Unemployment Compensation	5.000%	7/1/16	20,000,000	23,152,800

Total Texas				122,494,936

U.S. Virgin Islands - 1.4%
Virgin Islands Public Finance Authority Revenue:
Senior Lien	5.000%	10/1/11	4,000,000	4,019,960
Senior Lien	5.000%	10/1/13	3,250,000	3,449,453
Senior Lien	5.000%	10/1/14	3,000,000	3,235,980
Subordinated Lien	5.000%	10/1/11	3,100,000	3,115,469
Subordinated Lien	5.000%	10/1/13	3,765,000	3,987,850
Subordinated Lien	5.000%	10/1/14	3,250,000	3,474,932

Total U.S. Virgin Islands				21,283,644

Utah - 2.4%
Utah State, GO	4.000%	7/1/13	35,000,000	37,396,450

Virginia - 2.0%
Virginia State Public School Authority, School Financing	5.000%	8/1/14	15,000,000	16,874,700
Wise County, VA, IDA, Solid Waste and Sewer Disposal Revenue, Virginia Electric & Power Co.	2.375%	11/1/15	10,000,000	10,159,900	(a)
York County, VA, EDA, PCR, Virginia Electric & Power Co.	4.050%	5/1/14	3,500,000	3,712,765	(a)

Total Virginia				30,747,365

Washington - 0.8%
Chelan County, WA, Public Utility, District No. 1, Consolidated Revenue	5.250%	7/1/14	6,000,000	6,582,660	(c)
Washington State Economic Development Finance Authority, Solid Waste Disposal Revenue, Waste Management Inc.	1.750%	9/1/11	2,955,000	2,956,507	(a)
Washington State Health Care Facilities Authority Revenue:
PeaceHealth	5.000%	11/1/13	1,000,000	1,083,650
PeaceHealth	5.000%	11/1/14	1,550,000	1,714,905

Total Washington				12,337,722

Wisconsin - 0.6%
Milwaukee County, WI, Airport Revenue	5.000%	12/1/12	1,000,000	1,045,150	(c)
Milwaukee County, WI, Airport Revenue	5.000%	12/1/14	805,000	884,261	(c)
Wisconsin HEFA, Health Care Facilities Revenue:
Luther Hospital	5.000%	11/15/12	1,750,000	1,847,580
Luther Hospital	4.000%	11/15/13	1,075,000	1,149,379
Wisconsin State Petroleum Inspection Fee Revenue	5.000%	7/1/14	3,750,000	4,167,825

Total Wisconsin				9,094,195

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,372,980,886)				1,407,716,018

SHORT-TERM INVESTMENTS - 8.6%
California - 0.2%
Bakersfield, CA, Wastewater Revenue, AGM, SPA- Dexia Credit Local	3.000%	9/1/35	900,000	900,000	(f)(g)
California Infrastructure & Economic Development Bank Revenue, Pacific Gas & Electric Co., LOC- Wells Fargo Bank N.A.	0.180%	12/1/16	1,700,000	1,700,000	(f)(g)

Total California				2,600,000

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - 0.5%
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare, AGM, SPA-Dexia Credit Local	1.500%	10/1/41	$8,100,000	$8,100,000	(f)(g)

Illinois - 0.4%
Illinois Development Finance Authority Revenue, Evanston Northwestern, SPA-JPMorgan Chase	0.210%	5/1/31	5,300,000	5,300,000	(f)(g)

Maryland - 1.1%
Maryland State Stadium Authority, Sports Facilities Lease Revenue, Football Stadium, SPA-Dexia Credit Local	2.000%	3/1/26	17,590,000	17,590,000	(f)(g)

Massachusetts - 0.7%
Massachusetts State, GO, Consolidated Loan, SPA-Dexia Credit Local	1.000%	3/1/26	10,300,000	10,300,000	(f)(g)

New York - 3.4%
Long Island Power Authority, NY, Electric System Revenue, AGM, SPA-Dexia Credit Local	0.900%	12/1/29	8,000,000	8,000,000	(f)(g)
New York City, NY, GO:
LOC-Dexia Credit Local	1.400%	1/1/36	2,700,000	2,700,000	(f)(g)
Subordinated, AGM, SPA-Dexia Credit Local	0.870%	11/1/26	20,925,000	20,925,000	(f)(g)
New York City, NY, Municipal Finance Authority, Water & Sewer System Revenue, SPA-Bank of America N.A.	0.190%	6/15/33	1,125,000	1,125,000	(f)(g)
New York State Mortgage Agency, Homeowner Mortgage Revenue, SPA-Dexia Credit Local	2.650%	10/1/37	14,500,000	14,500,000	(c)(f)(g)
New York, NY, GO, Subordinated, LOC-Dexia Credit Local	0.870%	3/1/34	5,500,000	5,500,000	(f)(g)

Total New York				52,750,000

North Carolina - 0.4%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, AGM, SPA-Dexia Credit Local	0.900%	1/15/43	5,435,000	5,435,000	(f)(g)

Oregon - 1.2%
Oregon State Health Housing, Educational & Cultural Facilities Authority Revenue, PeaceHealth, LOC-U.S. Bank N.A.	0.280%	12/1/15	2,700,000	2,700,000	(f)(g)
Oregon State, GO, Veterans Welfare, SPA-Dexia Credit Local	0.870%	6/1/40	15,900,000	15,900,000	(f)(g)

Total Oregon				18,600,000

Pennsylvania - 0.2%
Delaware County Authority, PA, Dunwoody Village Inc., LOC-Citizens Bank of PA	0.290%	4/1/30	2,985,000	2,985,000	(f)(g)
Geisinger Authority, PA, Health Systems:
SPA-Bank of America N.A.	0.200%	5/15/35	300,000	300,000	(f)(g)
SPA-JPMorgan Chase	0.180%	6/1/41	200,000	200,000	(f)(g)
Philadelphia, PA, Hospitals & Higher Education Facilities Authority, Hospital Revenue, Children’s Hospital Philadelphia, SPA-Bank of America N.A.	0.180%	7/1/41	100,000	100,000	(f)(g)

Total Pennsylvania				3,585,000

Tennessee - 0.2%
Knox County, TN, Health, Educational & Housing Facilities Board Hospital Facility Revenue, Covenant Health, SPA-SunTrust Bank	0.340%	1/1/46	3,400,000	3,400,000	(f)(g)

Virginia - 0.3%
Madison County, VA, IDA, Educational Facilities Revenue, Woodberry Forest School, LOC-SunTrust Bank	0.330%	10/1/37	1,965,000	1,965,000	(f)(g)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of Investments (unaudited) (cont’d)	July 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Virginia - continued
Roanoke, VA, IDA, Hospital Revenue, Carilion Health Systems, AGM, SPA-Wells Fargo Bank N.A.	0.240%	7/1/36	$1,400,000	$1,400,000	(f)(g)
Virginia Small Business Financing Authority, Hospital Revenue, Carilion Clinic Obligation, SPA-Wells Fargo Bank N.A.	0.240%	7/1/42	500,000	500,000	(f)(g)

Total Virginia				3,865,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $131,525,000)				131,525,000

TOTAL INVESTMENTS - 100.0% (Cost - $1,504,505,886#)				1,539,241,018
Other Assets in Excess of Liabilities - 0.0%				679,200

TOTAL NET ASSETS - 100.0%				$1,539,920,218

(a)	Maturity date shown represents the mandatory tender date.

(b)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	Security is purchased on a when-issued basis.

(e)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(f)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(g)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BAN	— Bond Anticipation Notes
CDA	— Communities Development Authority
COP	— Certificates of Participation
EDA	— Economic Development Authority
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Board
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCR	— Pollution Control Revenue
RDA	— Redevelopment Agency
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority
USD	— Unified School District

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of Investments (unaudited) (cont’d)	July 31, 2011

Summary of Investments by Industry *

Transportation	14.8%
Special Tax Obligation	12.2
Industrial Revenue	10.8
Health Care	9.9
Power	8.0
Education	7.9
State General Obligation	6.4
Solid Waste/Resource Recovery	5.1
Water & Sewer	5.0
Other	4.6
Leasing	2.4
Local General Obligation	2.1
Housing	1.2
Miscellaneous	0.9
Pre-Refunded/Escrowed to Maturity	0.2
Short-Term Investments	8.5

100.0%

* As a percentage of total investments. Please note that Fund holdings are as of July 31, 2011 and are subject to change.

Ratings Table*

Standard & Poor’s/Moody’s/Fitch**
AAA/Aaa	12.0%
AA/Aa	38.3
A	31.1
BBB/Baa	7.5
A-1/VMIG 1	8.5
NR	2.6

100.0%

*	As a percentage of total investments.

**	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from an NRSRO.

See pages 12 through 14 for definitions of ratings.

See Notes to Schedule of Investments.

Bond ratings

The definitions of the applicable rating symbols are set forth below:

Long-term security ratings (unaudited)

Standard & Poor’s Ratings Service (“Standard & Poor’s”) Long-term Issue Credit Ratings — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA — An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC — An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC — An obligation rated “CC” is currently highly vulnerable to nonpayment.

C — The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D — An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments of an obligation are jeopardized.

Moody’s Investors Service (“Moody’s”) Long-term Obligation Ratings — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

Aa — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

A — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

Baa — Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

B — Obligations rated “B” are considered speculative and are subject to high credit risk.

Bond Rating (continued)

Long-term security ratings (unaudited) (cont’d)

Caa — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

Ca — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery for principal and interest.

C — Obligations rated “C” are the lowest rated class and are typically in default, with little prospect of recovery for principal and interest.

Fitch Ratings Service (“Fitch”) Structured, Project & Public Finance Obligations — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Obligations rated “AAA” by Fitch denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA — Obligations rated “AA” denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A — Obligations rated “A” denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB — Obligations rated “BBB” indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB — Obligations rated “BB” indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B — Obligations rated “B” indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC — Default is a real possibility.

CC — Default of some kind appears probable.

C — Default is imminent or inevitable, or the issuer is in standstill.

NR — Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-term security ratings (unaudited)

Standard & Poor’s Municipal Short-Term Notes Ratings

SP-1 — A short-term obligation rated “SP-1” is rated in the highest category by Standard & Poor’s. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 — A short-term obligation rated “SP-2” is a Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 — A short-term obligation rated “SP-3” is a Standard & Poor’s rating indicating speculative capacity to pay principal and interest.

Standard & Poor’s Short-Term Issues Credit Ratings

A-1 — A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

Bond Rating (continued)

Short-term security ratings (unaudited) (cont’d)

A-2 — A short-term obligation rated “A-2” by Standard & Poor’s is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 — A short-term obligation rated “A-3” by Standard & Poor’s exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B — A short-term obligation rated “B” by Standard & Poor’s is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

Moody’s Variable Rate Demand Obligations (VRDO) Ratings

VMIG 1 — Moody’s highest rating for issues having a variable rate demand feature — VRDO. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 2 — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 3 — This designation denotes acceptable credit quality. Adequate protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

Moody’s Short-Term Municipal Obligations Ratings

MIG 1 — Moody’s highest rating for short-term municipal obligations. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 — This designation denotes strong credit quality. Margins of protection are ample, although not as large as the preceding group.

MIG 3 — This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG — This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Short-Term Obligations Ratings

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating. Have a superior ability to repay short-term debt obligations.

P-2 — Have a strong ability to repay short-term debt obligations.

P-3 — Have an acceptable ability to repay short-term debt obligations.

NP — Issuers do not fall within any of the Prime rating categories.

Fitch’s Short-Term Issuer or Obligations Ratings

F1 — Fitch’s highest rating indicating the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 — Fitch rating indicating good intrinsic capacity for timely payment of financial commitments.

F3 — Fitch rating indicating intrinsic capacity for timely payment of financial commitments is adequate.

NR — Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Western Asset Short Duration Municipal Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When reliable prices are not readily available, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$1,407,716,018	—	$1,407,716,018
Short-term investments†	—	131,525,000	—	131,525,000

Total investments	—	$1,539,241,018	—	$1,539,241,018

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures Contracts. The Fund may use futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent

Notes to Schedule of Investments (unaudited) (continued)

payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Securities Traded on a When-Issued Basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$35,120,111
Gross unrealized depreciation	(384,979)

Net unrealized appreciation	$34,735,132

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

At July 31, 2011, the Fund did not have any derivative instruments outstanding.

During the period ended July 31, 2011, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contract (to sell)†	$6,078,906

†	At July 31, 2011, there were no open positions held in this derivative.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 22, 2011

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	September 22, 2011